Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of stockholders equity
The authorized and issued share capital of the Company is as follows:

	Note	SVS	MVS	Total
As of January 1, 2023		623,520,125	93,970,705	717,490,830
Issuance of shares in connection with acquisitions	4	12,329,002	—	12,329,002
Issuance of shares in connection with public offering	2	2,700,000	—	2,700,000
SVS contributed to Curaleaf, Inc. in connection with the Reorganization	2	(254,315)	—	(254,315)
Acquisition escrow shares returned and cancelled		(350,794)	—	(350,794)
Exercise of stock options	18	211,775	—	211,775
Issuance of SVS for settlement of RSUs	18	1,601,305	—	1,601,305
As of December 31, 2023		639,757,098	93,970,705	733,727,803
Issuance of SVS in connection with acquisitions	4	12,800,791	—	12,800,791
Acquisition shares returned and cancelled		(170,158)	—	(170,158)
Exercise of stock options	18	75,391	—	75,391
Issuance of SVS* for settlement of RSUs*	18	3,228,557	—	3,228,557
Issuance of SVS for settlement of PSUs	18	396,537	—	396,537
As of December 31, 2024		656,088,216	93,970,705	750,058,921